Convertible Preferred Stock - Summary of Preferred Stock (Parenthetical) (Detail) - shares		Jun. 16, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Preferred Stock [Line Items]
No of shares Converted	[1]			14,961,027	14,961,027
Common Stock [Member]
Schedule Of Preferred Stock [Line Items]
No of shares Converted		27,094,085
Series C Convertible Preferred Stock [Member]
Schedule Of Preferred Stock [Line Items]
No of shares Converted			10,974,644
Series C Convertible Preferred Stock [Member] | Common Stock [Member]
Schedule Of Preferred Stock [Line Items]
No of shares Converted			7,059,406
Series B Convertible Preferred Stock [Member]
Schedule Of Preferred Stock [Line Items]
No of shares Converted			26,425,664
Series B Convertible Preferred Stock [Member] | Common Stock [Member]
Schedule Of Preferred Stock [Line Items]
No of shares Converted			15,807,081

[1]	Upon issuance and sale of the Series C in January 2020 (see Note 13), the 10,974,644 outstanding shares of Series B became convertible into 7,059,406 shares of common stock and the 26,425,664 outstanding shares of Preferred Stock became convertible into 15,807,081 shares of common stock.